6. Accounts receivable, net (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 CNY (¥)
Accounts receivable | $		$ 4,557		$ 4,316
Less: Allowance for doubtful debts	¥ (57)		¥ (48)
Net | $		$ 4,500		$ 4,268
ZHEJIANG JIAHUAN
Accounts receivable	99,864		74,024
Less: Allowance for doubtful debts	(32)		(131)		¥ (8,000)
Net	99,832		73,893
ZHEJIANG TIANLAN
Accounts receivable	238,325		185,443
Less: Allowance for doubtful debts	(30,418)		(28,835)
Net	¥ 207,907		¥ 156,608